Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.02	₪ 0.02
Ordinary shares, share authorized	25,000,000	25,000,000
Ordinary shares, shares issued	10,073,956	3,597,442
Ordinary shares, shares outstanding	10,073,956	3,597,442